Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Office Leases

The Company has several office locations, which are each subject to operating lease agreements. These office locations include the Company’s corporate office at 521 Fifth Avenue, 30th Floor, New York, New York, and the Company’s three regional offices located at 550 Blair Mill Road, Horsham, Pennsylvania, 130 South Bemiston Ave, Clayton, Missouri, and 15 Bedford Street, London WC2E 9HE, United Kingdom.

Capital and Operating Ground Leases

Certain properties acquired are subject to ground leases, which are accounted for as operating and capital leases. The ground leases have varying ending dates, renewal options, and rental rate escalations, with the latest leases extending to June 2053. Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

	Ground Leases - Operating	Ground Leases - Capital	Total
October 1 through December 31, 2015	$387	$-	$387
2016	1,533	-	1,533
2017	1,532	-	1,532
2018	1,532	-	1,532
2019	1,447	-	1,447
Thereafter	45,312	329	45,641
Total minimum rent expense	$51,743	$329	$52,072

The Company incurred rent expense on ground leases of $394 and $1,172 during the three and nine months ended September 30, 2015, respectively. The company incurred rent expense on ground leases of $381 and $474 during the three and nine months ended September 30, 2014.

Legal Proceedings

The Company, its board of directors, Chambers Street and/or Merger Sub are named as defendants in two pending putative class action lawsuits brought by purported Company stockholders challenging the Merger. Two suits that were separately filed in New York Supreme Court, New York County, captioned (i) Berliner v. Gramercy Property Trust, et al., Index No. 652424/2015 (filed July 9, 2015) and (ii) Gensler v. Baum, et al., Index No. 157432/2015 (filed July 22, 2015), have been consolidated into a single action under the caption In re Gramercy Property Trust Stockholder Litigation, Index No. 652424/2015. In addition, four suits that were separately filed in Circuit Court for Baltimore City, Maryland, captioned (i) Jobin v. DuGan, et al., Case No. 24-C-15-003942 (filed July 27, 2015); (ii) Vojik v. Gramercy Property Trust, et al., Case No. 24-C-15-004412 (filed August 25, 2015); (iii) Hoffbauer et al. v. Chambers Street Properties, et al., 24-C-15-004904 (filed September 24, 2015) (originally filed as two separate suits in the Circuit Court for Baltimore County, Maryland, captioned Plemons v. Chambers Street Properties, et al., Case No. 03-C-15-007943 (filed July 24, 2015) and Hoffbauer et al. v. Chambers Street Properties, et al., Case No. 03-C-15-008639 (filed August 12, 2015), and refiled as a single action in the Circuit Court for Baltimore County on September 24, 2015); and (iv) Morris v. Gramercy Property Trust, et al., Case No. 24-C-15-004972 (filed September 28, 2015) have been consolidated into a single action under the caption Glenn W. Morris v. Gramercy Property Trust Inc. et al., Case No. 24-C-15-004972.  The complaints allege, among other things, that the directors of the Company breached their fiduciary duties to the Company’s stockholders by agreeing to sell the Company for inadequate consideration and agreeing to improper deal protection terms in the merger agreement, and that the preliminary joint proxy statement/prospectus filed with the SEC on Form S-4 on September 11, 2015 was materially incomplete and misleading. The complaints also allege that Chambers Street, Merger Sub and/or the Company aided and abetted these purported breaches of fiduciary duty. The amended complaint in the Morris consolidated action also asserts derivative claims on behalf of the Company for breach of fiduciary duty against the directors of the Company. Plaintiffs seek, among other things, an injunction barring the Merger, rescission of the Merger to the extent it is already implemented, declaratory relief, an award of damages and/or costs/attorney fees.

On October 1, 2015, a putative class action lawsuit was filed in the Superior Court of New Jersey, Law Division, Mercer County by a purported shareholder of Chambers Street. The action, captioned Elstein v. Chambers Street Properties et al., Docket No. L-002254-15, names as defendants Chambers Street, its board of trustees and the Company. The complaint alleges, among other things, that the trustees of Chambers Street breached their fiduciary duties to Chambers Street’s shareholders by agreeing to the Merger after a flawed sales process and by approving improper deal protection terms in the merger agreement, and that the Company aided and abetted these purported breaches of fiduciary duty. The complaint also alleges that the preliminary joint proxy statement/prospectus was materially misleading and incomplete. Plaintiffs seek, among other things, an injunction barring the Merger, rescission of the Merger to the extent it is already implemented, declaratory relief and an award of damages.

The defendants believe the lawsuits are without merit.

As previously disclosed, following the Company’s sale in December 2010 of its 45% joint venture interest in the leased fee of the property located at 2 Herald Square, New York, New York, the New York City Department of Finance, or the NYC DOF, issued a notice of determination assessing approximately $2,924 of real property transfer tax, plus interest, the NYC DOF Transfer Tax Assessment, and the New York State Department of Taxation, or the NYS DOT, issued a notice of determination assessing approximately $446 of real property transfer tax, plus interest, the NYS DOT Transfer Tax Assessment, against the Company in connection with the transaction. The Company timely appealed both assessments.

In April 2015, the New York City Tax Appeals Tribunal, or the NYC Tribunal, rendered an opinion denying the Company’s petition challenging the NYC DOF Transfer Tax Assessment and ruled that the Company is liable for the NYC DOF Transfer Tax Assessment. In July 2015, the Company appealed the adverse decision of the NYC Tribunal. A decision on the Company’s appeal is expected in early 2016.

No decision has yet been rendered in connection with the NYS DOT Transfer Tax Assessment, which the Company anticipates will be set for trial in late 2015 or early 2016.

In April 2015, to stop the accrual of additional interest while the Company’s appeals are pending, the Company paid the NYC DOF $4,025 in full satisfaction of the NYC DOF Transfer Tax Assessment and the NYS DOT $617 in full satisfaction of the NYS DOF Transfer Tax Assessment.

There was $4,454 accrued for the matter as of December 31, 2014. There was $0 and $68 of additional interest recorded in discontinued operations for the matter for the three and nine months ended September 30, 2015, respectively. There was $68 and $203 of interest recorded in discontinued operations for the matter for the three and nine months ended September 30, 2014, respectively.

In connection with the Company’s property acquisitions, the Company has determined that there is a risk it will have to pay future amounts to tenants related to open operating expense reimbursement audits. The Company has estimated a range of loss and determined that its best estimate of loss is $7,000, which has been accrued and recorded in other liabilities as of September 30, 2015. The Company has determined that there is a reasonable possibility that a loss may be incurred in excess of $7,000 and estimates this range to be $7,000 to $12,000.

In addition, the Company and/or one or more of its subsidiaries is party to various litigation matters that are considered routine litigation incidental to its business, none of which are considered material.

15. Commitments and Contingencies

Funding Commitments

The Company is obligated under certain tenant leases, to construct the underlying leased property or fund tenant expansions. As of December 31, 2014, the Company has three outstanding commitments: (1) the contribution of $1,500 towards tenant improvements on a warehouse/industrial property in Garland, Texas, of which the unfunded amounts were estimated to be $429; (2) the expansion of a property located in Olive Branch, Mississippi, whereby the tenant has a one-time option to expand the building by 250,000 square feet; and (3) the expansion of a property located in Logan Township, New Jersey, whereby the tenant has a one-time option to expand the building by 25,000 square feet. The tenants have not noticed the Company for the building expansion options and therefore, no amounts are due and no unfunded amounts have been estimated. The Company fully funded the construction of a 118,000 square foot cold storage facility located in Hialeah Gardens, Florida, during the third quarter of 2014.

The Company has committed approximately $60,490 (€50,000) to the Gramercy European Property Fund, which was formed in December 2014. The Gramercy European Property Fund has a total initial capital commitment of approximately $305,475 (€252,500) from the Company and its investment partners, comprised of $60,490 (€50,000) from the Company, $244,985 (€202,500) from its investment partners, and an additional $120,980 (€100,000) from certain investment partners, not including the Company, after the first $305,475 (€252,500) has been invested. See Note 5, “Joint Ventures and Equity Investments,” for further information on the Gramercy European Property Fund. Foreign currency commitments have been converted into U.S. dollars based on (i) the foreign exchange rate at the closing date for completed transactions and (ii) the exchange rate that prevailed on December 31, 2014, in the case of unfunded commitments.

Legal Proceedings

The Company evaluates litigation contingencies based on information currently available, including the advice of counsel and the assessment of available insurance coverage. The Company will establish accruals for litigation and claims when a loss contingency is considered probable and the related amount is reasonably estimable. The Company will periodically review these contingences which may be adjusted if circumstances change. The outcome of a litigation matter and the amount or range of potential losses at particular points may be difficult to ascertain. If a range of loss is estimated and an amount within such range appears to be a better estimate than any other amount within that range, then that amount is accrued.

In December 2010, the Company sold its 45% joint venture interest in the leased fee of the 2 Herald Square property in New York, New York, for approximately $25,600 plus assumed mortgage debt of approximately $86,100, or the 2 Herald Sale Transaction. Subsequent to the closing of the transaction, the New York City Department of Finance, or the NYC DOF, and New York State Department of Taxation, or the NYS DOT, issued notices of determination assessing, in the case of the NYC DOF notice, approximately $2,924 of real property transfer tax, plus interest, and, in the case of the NYS DOT notice, approximately $446 of real property transfer tax, plus interest, collectively, the Transfer Tax Assessments, against the Company in connection with the 2 Herald Sale Transaction. The Company believes that NYC DOF and NYS DOT erred in issuing the Transfer Tax Assessments and intends to vigorously defend against same.

In September 2013, the Company filed a petition challenging the NYC DOF Transfer Tax Assessment with the New York City Tax Appeal Tribunal. In July 2014, the Company filed a similar petition challenging the NYS DOT Transfer Tax Assessment. Trial of the Company’s NYC DOF Transfer Tax Assessment appeal was completed in December 2014, and a decision is anticipated in mid-2015. The Company anticipates that its appeal of the NYS DOT Transfer Tax Assessment will be set for trial in late 2015 or early 2016.

The Company believes that it has strong defenses against the Transfer Tax Assessments and intends to continue to vigorously assert same. The Company evaluates contingencies based on information currently available, including the advice of counsel. The Company establishes accruals for litigation and claims when a loss contingency is considered probable and the related amount is reasonably estimable. The Company will periodically review these contingences and may adjust the amount of the accrual if circumstances change. The outcome of a contingent matter and the amount or range of potential losses at particular points may be difficult to ascertain. If a range of loss is estimated and an amount within such range appears to be a better estimate than any other amount within that range, then that amount is accrued. Considering the recent developments as discussed above, as of December 31, 2013, the Company established an accrual of approximately $4,339 within discontinued operations for the Transfer Tax Assessments, which represents the full amount of the assessed tax plus estimated interest and penalties. There was $4,454 accrued as of December 31, 2014 including $271 of additional interest recorded in discontinued operations for the matter for the year ended December 31, 2014.

In connection with the Company’s property acquisitions, the Company has determined that there is a risk it will have to pay future amounts to tenants related to continuing operating expense reimbursement audits. The Company has estimated a range of loss and determined that its best estimate of loss is $7,000, which has been accrued and recorded in other liabilities as of December 31, 2014. The Company has determined that there is a reasonable possibility that a loss may be incurred in excess of $7,000 and estimates this range to be $7,000 to $12,000.

In addition, the Company and/or one or more of its subsidiaries is party to various litigation matters that are considered routine litigation incidental to its business, none of which are considered material.

Office Leases

The Company’s corporate offices at 521 Fifth Avenue, 30th Floor, New York, New York are subject to an operating lease agreement with 521 Fifth Fee Owner, LLC, an affiliate of SL Green, effective as of September 2013. The lease is for approximately 6,580 square feet and expires in 2023 with rents of approximately $368 per annum for year one rising to $466 per annum in year ten.

The Company’s previous corporate offices at 420 Lexington Avenue, New York, New York, were subject to an operating lease agreement with SLG Graybar Sublease LLC, an affiliate of SL Green, effective May 1, 2005, which was subsequently amended in May and June 2009 and in June 2012. In September 2013, concurrently with the commencement of the lease for the new corporate offices at 521 Fifth Avenue, the Company cancelled the lease for its corporate office at 420 Lexington Avenue.

The Company’s regional management office located at 550 Blair Mill Road, Horsham, Pennsylvania, commenced on May 1, 2014 with an affiliate of KBS. The lease is for approximately 13,000 square feet and expires on April 30, 2018, with rents of approximately $151 per annum for year one rising to $221 per annum in year four. The Company’s previous regional management office at 610 Old York Road, Jenkintown, Pennsylvania, was subject to an operating lease with an affiliate of KBS. The lease was for approximately 19,000 square feet, with rents of approximately $322 per annum, and expired on April 30, 2014.

The Company’s regional management office located at 800 Market Street, St. Louis, Missouri, was subject to an operating lease with St. Louis BOA Plaza, LLC. The lease was for approximately 2,000 square feet and was subject to rents of $32 per annum. The lease had an expiration date of September 30, 2014 and was cancellable with 60 days’ notice. In March 2013, the Company elected the early cancellation option effective in June 2014. In March 2014, the Company entered into a new lease at 130 South Bemiston Ave, Clayton, Missouri. The lease commenced on June 1, 2014 and expires on December 31, 2016, with a renewal option of 12 months. The lease is for approximately 1,100 square feet and is subject to rents of $21 per annum for year one, rising to $22 per annum in year three.

Gramercy Europe Asset Management’s office located at 100 New Bond Street, London W1S 1SP, is subject to an operating lease with Lawnpond Limited. The lease is for the second floor space and is subject to rents of $65 plus value-added tax per annum. The lease had an expiration date of March 4, 2019 with a right to cancel with 30 days’ notice. Lawnpond Limited served notice to terminate the lease effective January 14, 2015. The Company entered into a new operating lease agreement in February 2015 for an office located at 15 Bedford Street, London WC2E 9HE, United Kingdom.

Capital and Operating Ground Leases

The industrial property located in Hamlet, North Carolina, that the Company acquired in December 2014, operates under a ground lease classified as a capital lease. The ground lease has minimal annual rent payments and a term expiration date of May 2039. The Company also has an obligation to purchase the land under the ground lease at fair market value upon termination or expiration of the building or ground lease term. In connection with the ground lease, the Company recorded a capital lease purchase obligation for $260, representing the fair value of the land at acquisition, and will amortize the obligation up to the estimated fair value of the land at the required purchase date by recording periodic amortization into interest expense, using the effective interest method.

Certain properties acquired as part of the Bank of America Portfolio are subject to ground leases, which are accounted for as operating leases. The ground leases have varying ending dates, renewal options and rental rate escalations, with the latest leases extending to June 2053. Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

	Ground Leases - Operating	Ground Leases - Capital	Total
2015	$1,390	$-	$1,390
2016	1,317	-	1,317
2017	1,314	-	1,314
2018	1,314	-	1,314
2019	1,307	-	1,307
Thereafter	42,121	329	42,450
Total minimum rent expense	$48,763	$329	$49,092

The Company incurred rent expense on ground leases of $853,  $0, and $0 during the years ended December 31, 2014, 2013, and 2012, respectively.